Trade Receivables and Other Current Assets - Disclosure of Trade Receivables (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Trade receivables	$ 422	$ 772
Total net value of trade receivables	$ 422	$ 772